Other information about investments - Joint arrangements and associates - Eni gas e luce, Power, Renewables (Details)	12 Months Ended
	Dec. 31, 2020 TND (د.ت)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about joint arrangements and associates [Line Items]
Share capital			€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Disclosure of detailed information about joint arrangements and associates [Line Items]
Share capital			4,005,358,876	€ 4,005,358,876
Eni gas e luce | Italy | Joint Arrangement Or Associate One [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	E-Prosume Srl (†)
Registered office	Milan
Country of operation	Italy
Share capital			100,000
Consolidation or valuation method	Eq.
Eni gas e luce | Italy | Joint Arrangement Or Associate One [Member] | Evolvere Venture Spa [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate Two [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Evogy Srl
Registered office	Seriate (BG)
Country of operation	Italy
Share capital			10,000
Consolidation or valuation method	Eq.
Eni gas e luce | Italy | Joint Arrangement Or Associate Two [Member] | Evolvere Venture Spa [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	40.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	60.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate Three [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	PV Family Srl
Registered office	Cagliari
Country of operation	Italy
Share capital			131,200
Consolidation or valuation method	Eq.
Eni gas e luce | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	76.22%
Eni gas e luce | Italy | Joint Arrangement Or Associate Three [Member] | Evolvere SpA Soc Ben [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	23.78%
Eni gas e luce | Italy | Joint Arrangement Or Associate Four [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Renewable Dispatching Srl
Registered office	Milan
Country of operation	Italy
Share capital			49,000
Consolidation or valuation method	Eq.
Eni gas e luce | Italy | Joint Arrangement Or Associate Four [Member] | Evolvere Venture Spa [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	40.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate Four [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	60.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate Five [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Tate Srl
Registered office	Bologna
Country of operation	Italy
Share capital			408,509.29
Consolidation or valuation method	Eq.
Eni gas e luce | Italy | Joint Arrangement Or Associate Five [Member] | Evolvere Venture Spa [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	20.00%
Eni gas e luce | Italy | Joint Arrangement Or Associate Five [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	80.00%
Eni gas e luce | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Gas Distribution Company of Thessaloniki - Thessaly SA (†)
Registered office	Ampelokipi-Menemeni (Greece)
Country of operation	Greece
Share capital			247,127,605
Consolidation or valuation method	Eq.
Eni gas e luce | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Eni gas e luce SPA
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	49.00%
Eni gas e luce | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	51.00%
Eni gas e luce | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	OVO Energy (France) SAS
Registered office	Paris (France)
Country of operation	France
Share capital			66,666.66
Consolidation or valuation method	Eq.
Eni gas e luce | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Eni gas e luce SPA
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	25.00%
Eni gas e luce | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	75.00%
Power | Italy | Joint Arrangement Or Associate Nine [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Società EniPower Ferrara Srl (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital			€ 140,000,000
% Equity ratio	51.00%
Consolidation or valuation method	J.O.
Power | Italy | Joint Arrangement Or Associate Nine [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	49.00%
Power | Italy | Joint Arrangement Or Associate Nine [Member] | EniPower SpA
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	51.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Ayla Energy Ltd (†)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | $		$ 1,000
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Eni En Solutions BV [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Novis Renewables Holdings Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $		100
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Eni New Energy US [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	49.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	51.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Novis Renewables Llc (†)
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $		100
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Eni New Energy US [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Société Energies Renouvelables Eni-ETAP SA (†)
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت	د.ت 1,000,000
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Eni International BV
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
Company name	Solenova Ltd (†)
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | $		$ 1,580,000
Consolidation or valuation method	Eq.
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Eni En Solutions BV [Member]
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%
Renewables | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Disclosure of detailed information about joint arrangements and associates [Line Items]
% Ownership	50.00%